Operating Leases	6 Months Ended
Jun. 30, 2015
Operating Leases [Abstract]
OPERATING LEASES
6.	OPERATING LEASES

Tempus leases a facility in Williamsburg, Virginia to support its operations. The facility under lease is comprised of office space and Tempus occupied the premises as of January 1, 2015. The future minimum lease payments associated with this one year lease as of June 30, 2015 is $51,900.